Fees Summary	Jan. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 933,000
Previously Paid Amount	0.00
Total Fee Amount	142.84
Total Offset Amount	0.00
Net Fee	142.84
Narrative - Max Aggregate Offering Price	$ 933,000
Final Prospectus	true